Restatement of Previously Issued Consolidated Financial Statements - Restatement on Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
REVENUE	$ 68,826	$ 75,000	$ 59,980
Other income and gains	3,059	6,119	7,459
Research and development expenses	(313,346)	(232,160)	(161,943)
Administrative expenses	(46,961)	(23,134)	(6,751)
Selling and distribution expenses	(102,542)	(49,571)	(25,620)
Other expenses	(9,132)	(346)	(221)
Fair value loss of warrant liability	(6,200)
Fair value loss of convertible redeemable preferred shares		(79,984)
Finance costs	(900)	(4,209)	(223)
LOSS BEFORE TAX	(407,196)	(308,285)	(127,319)
Income tax (expense)/credit	3,614	41,912	25,729
LOSS FOR THE YEAR	(403,582)	(266,373)	(101,590)
Attributable to:
Ordinary equity holders of the parent	$ (403,582)	$ (266,373)	$ (101,590)
Loss per share attributable to ordinary equity holders of the parent
Basic	$ (1.43)	$ (1.13)	$ (0.51)
Diluted	$ (1.43)	$ (1.13)	$ (0.51)
Exchange differences:
Exchange differences on translation of foreign operations	$ 5,215	$ 4,078	$ (1,268)
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	5,215	4,078	(1,268)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	5,215	4,078	(1,268)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(398,367)	(262,295)	(102,858)
Attributable to:
Ordinary equity holders of the parent	(398,367)	(262,295)	(102,858)
As Previously Reported
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
REVENUE	89,792	75,676	57,264
Other income and gains	3,059	6,119	7,125
Research and development expenses	(313,346)	(232,160)	(161,943)
Administrative expenses	(46,939)	(23,147)	(6,752)
Selling and distribution expenses	(102,542)	(49,571)	(25,620)
Other expenses	(9,132)	(346)	(221)
Fair value loss of warrant liability	(6,200)
Fair value loss of convertible redeemable preferred shares		(79,984)
Finance costs	(900)	(4,209)	(223)
LOSS BEFORE TAX	(386,208)	(307,622)	(130,370)
Income tax (expense)/credit	(1)	4,145	(2,602)
LOSS FOR THE YEAR	(386,209)	(303,477)	(132,972)
Attributable to:
Ordinary equity holders of the parent	$ (386,209)	$ (303,477)	$ (132,972)
Loss per share attributable to ordinary equity holders of the parent
Basic	$ (1.37)	$ (1.28)	$ (0.66)
Diluted	$ (1.37)	$ (1.28)	$ (0.66)
Exchange differences:
Exchange differences on translation of foreign operations	$ 10,620	$ (2,142)	$ 182
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	10,620	(2,142)	182
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	10,620	(2,142)	182
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(375,589)	(305,619)	(132,790)
Attributable to:
Ordinary equity holders of the parent	(375,589)	(305,619)	(132,790)
Total Adjustments
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
REVENUE	(20,966)	(676)	2,716
Other income and gains			334
Administrative expenses	(22)	13	1
LOSS BEFORE TAX	(20,988)	(663)	3,051
Income tax (expense)/credit	3,615	37,767	28,331
LOSS FOR THE YEAR	(17,373)	37,104	31,382
Attributable to:
Ordinary equity holders of the parent	$ (17,373)	$ 37,104	$ 31,382
Loss per share attributable to ordinary equity holders of the parent
Basic	$ (0.06)	$ 0.15	$ 0.15
Diluted	$ (0.06)	$ 0.15	$ 0.15
Exchange differences:
Exchange differences on translation of foreign operations	$ (5,405)	$ 6,220	$ (1,450)
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(5,405)	6,220	(1,450)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	(5,405)	6,220	(1,450)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(22,778)	43,324	29,932
Attributable to:
Ordinary equity holders of the parent	(22,778)	43,324	29,932
Total Adjustments | Revenue Recognition
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
REVENUE	(20,966)	(676)	2,716
Other income and gains			334
Administrative expenses	(22)	13	1
LOSS BEFORE TAX	(20,988)	(663)	3,051
LOSS FOR THE YEAR	(20,988)	(663)	3,051
Attributable to:
Ordinary equity holders of the parent	$ (20,988)	(663)	$ 3,051
Loss per share attributable to ordinary equity holders of the parent
Basic	$ (0.07)		$ 0.02
Diluted	$ (0.07)		$ 0.02
Exchange differences:
Exchange differences on translation of foreign operations	$ (5,897)	6,702	$ (1,584)
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(5,897)	6,702	(1,584)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	(5,897)	6,702	(1,584)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(26,885)	6,039	1,467
Attributable to:
Ordinary equity holders of the parent	(26,885)	6,039	1,467
Total Adjustments | Tax Impacts
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Income tax (expense)/credit	3,615	37,767	28,331
LOSS FOR THE YEAR	3,615	37,767	28,331
Attributable to:
Ordinary equity holders of the parent	$ 3,615	$ 37,767	$ 28,331
Loss per share attributable to ordinary equity holders of the parent
Basic	$ 0.01	$ 0.15	$ 0.13
Diluted	$ 0.01	$ 0.15	$ 0.13
Exchange differences:
Exchange differences on translation of foreign operations	$ 492	$ (482)	$ 134
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	492	(482)	134
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	492	(482)	134
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	4,107	37,285	28,465
Attributable to:
Ordinary equity holders of the parent	$ 4,107	$ 37,285	$ 28,465